Reconciliation of Liabilities Arising from Financing Activities - Summary of Changes in Liabilities Arising from Financing Activities (Parenthetical) (Detail) - HKD ($) $ in Thousands	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2020
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Increase (decrease) in liabilities arising from financing activities	$ 0
Due to AMTD Group [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Due to related party		$ 352,595	$ 2,816,925
Due to Fellow Subsidiaries [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Due to related party		$ 1,854,976	$ 385,490